INCOME TAX EXPENSES (Components of deferred taxes) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Deferred tax assets, current portion:
Accrued expenses and other current liabilities	$ 4,875	¥ 31,582	¥ 39,318
Inventories	1,768	11,456	10,099
Provisions	220	1,423	¥ 1,506
Net operating losses	2,316	15,000
Total deferred tax assets, current portion	9,179	59,461	¥ 50,923
Valuation allowance	(6,863)	(44,461)	¥ (50,923)
Deferred tax assets, current portion, net	2,316	15,000
Deferred tax assets, non-current portion:
Fixed assets	222	1,440	¥ 1,291
Net operating losses	26,791	173,548	214,211
Total deferred tax assets, non-current portion	27,013	174,988	215,502
Valuation allowance	$ (27,013)	¥ (174,988)	¥ (215,502)
Deferred tax assets, non-current portion, net